Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021		518,140
Balance at Dec. 31, 2021		$ 518	$ 18,521,988	$ (46,465,869)	$ (27,943,363)
Stock-based compensation expense		0	333,835	0	333,835
Net loss				(5,803,047)	(5,803,047)
Contributed capital in lieu of executive compensation		$ 0	127,516	0	127,516
Net loss				(5,803,047)	(5,803,047)
Balance (in shares) at Dec. 31, 2022	3,331,201	518,140
Balance at Dec. 31, 2022	$ 24,287,211	$ 518	18,983,339	(52,268,916)	(33,285,059)
Stock-based compensation expense	0	0	71,240	0	71,240
Net loss	0	0	0	(534,336)	(534,336)
Net loss	$ 0	$ 0	0	(534,336)	(534,336)
Balance (in shares) at Mar. 31, 2023	3,331,201	518,140
Balance at Mar. 31, 2023	$ 24,287,211	$ 518	19,054,579	(52,803,252)	(33,748,155)
Balance (in shares) at Dec. 31, 2022	3,331,201	518,140
Balance at Dec. 31, 2022	$ 24,287,211	$ 518	18,983,339	(52,268,916)	(33,285,059)
Stock-based compensation expense		0	407,632	0	407,632
Net loss		0	0	(2,171,873)	(2,171,873)
Net loss		$ 0	0	(2,171,873)	(2,171,873)
Balance (in shares) at Dec. 31, 2023	0	5,674,520
Balance at Dec. 31, 2023	$ 0	$ 5,674	61,811,889	(54,440,789)	7,376,774
Stock-based compensation expense	0	0	218,215	0	218,215
Net loss	0	0	0	(2,514,335)	(2,514,335)
Contributed capital in lieu of executive compensation	0	0	255,724	0	255,724
Cashless exercise of prefunded warrants	0	$ 496	(496)	0	0
Cashless exercise of prefunded warrants (in shares)		495,959
Net loss	$ 0	$ 0	0	(2,514,335)	(2,514,335)
Balance (in shares) at Mar. 31, 2024	0	6,170,479
Balance at Mar. 31, 2024	$ 0	$ 6,170	$ 62,285,332	$ (56,955,124)	$ 5,336,378